Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade receivables
Schedule of trade receivables

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Trade receivables	280,250	256,423
Impairment	(64,874)	(75,296)
	215,376	181,127

Schedule of aging analysis of trade receivables

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Within 3 months	159,152	126,291
3 months – 6 months	22,469	28,915
6 months – 9 months	11,245	14,052
9 months – 1 year	6,241	5,954
1 – 2 years	15,712	4,169
2 – 3 years	557	1,746
	215,376	181,127

Schedule of allowance for trade and other receivables

At 1 January 2019 (Predecessor)	75,296
Impairment losses	7,040
Amount written off as uncollectible	(17,462)

At 31 December 2019 (Successor)	64,874

At 1 January 2018 (Predecessor)	72,347
Impairment losses	16,329
Amount written off as uncollectible	(13,380)

At 31 December 2018 (Predecessor)	75,296

Schedule of credit risk exposure on the Group's trade receivables using a provision matrix

Successor (NFH)	Past due
	Within 3	3‑6	6‑9	9‑12	1‑2	2‑3
31 December 2019	months	months	months	months	years	years	Total
Expected credit loss rate	3.78%	17.41%	31.38%	41.75%	60.56%	97.31%	23.15%
Gross carrying amount	165,401	27,205	16,388	10,714	39,834	20,708	280,250
Expected credit losses	6,249	4,736	5,143	4,473	24,122	20,151	64,874

Predecessor (HHH)	Past due
	Within 3	3‑6	6‑9	9‑12	1‑2	2‑3
31 December 2018	Months	months	months	months	years	years	Total
Expected credit loss rate	7.39%	21.41%	36.57%	50.00%	86.10%	90.91%	29.36%
Gross carrying amount	136,368	36,792	22,153	11,908	29,991	19,211	256,423
Expected credit losses	10,077	7,877	8,101	5,954	25,822	17,465	75,296